Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 270	$ 5,670	$ 5,794
—Foreign	86,720	13,371	52,835
Provision for income tax current, total	86,990	19,041	58,629
Deferred—The Netherlands	(6,921)	4,177	2,551
—Foreign	215	(59,539)	(25,823)
Provision for income tax deferred, total	(6,706)	(55,362)	(23,272)
Total income tax expense (benefit)	$ 80,284	$ (36,321)	$ 35,357